DEFERRED TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred taxation analysed by major category:
Other timing differences	$ 2,123	$ 1,138
Deferred tax liability (asset)	2,123	1,138
Reconciliation of deferred taxation:
Opening balance	1,138	1,299
Deferred tax on the actuarial gain	(25)	(13)
Exchange differences	(174)	(58)
Closing balance	2,123	1,138
Continue operations [member]
Reconciliation of deferred taxation:
Credit to profit or loss for the year	547	2
Discontinued operations [member]
Reconciliation of deferred taxation:
Credit to profit or loss for the year	$ 637	$ (92)